Distribution Date:	06/17/24	JPMDB Commercial Mortgage Securities Trust 2016-C2
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2016-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	15
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590LAQ5	1.422500%	23,342,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590LAR3	2.661900%	160,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A	46590LAS1	2.881300%	120,000,000.00	116,105,436.81	0.00	278,778.83	0.00	0.00	278,778.83	116,105,436.81	39.80%	30.00%
A-3B	46590LAA0	2.881300%	50,000,000.00	48,377,265.34	0.00	116,157.85	0.00	0.00	116,157.85	48,377,265.34	39.80%	30.00%
A-4	46590LAT9	3.143900%	222,981,000.00	222,981,000.00	0.00	584,191.64	0.00	0.00	584,191.64	222,981,000.00	39.80%	30.00%
A-SB	46590LAU6	2.954200%	48,243,000.00	18,487,648.41	810,348.62	45,513.51	0.00	0.00	855,862.13	17,677,299.79	39.80%	30.00%
A-S	46590LAX0	3.483600%	75,888,000.00	75,888,000.00	0.00	220,302.86	0.00	0.00	220,302.86	75,888,000.00	28.52%	21.50%
B	46590LAY8	3.990100%	44,639,000.00	44,639,000.00	0.00	148,428.39	0.00	0.00	148,428.39	44,639,000.00	21.89%	16.50%
C	46590LAZ5	3.477204%	36,828,000.00	36,828,000.00	0.00	106,715.39	0.00	0.00	106,715.39	36,828,000.00	16.42%	12.38%
D	46590LAE2	3.477204%	43,524,000.00	43,524,000.00	0.00	126,118.18	0.00	0.00	126,118.18	43,524,000.00	9.95%	7.50%
E	46590LAG7	4.727204%	17,856,000.00	17,856,000.00	0.00	70,340.79	0.00	0.00	70,340.79	17,856,000.00	7.30%	5.50%
F	46590LAJ1	4.727204%	12,276,000.00	12,276,000.00	0.00	48,359.30	0.00	0.00	48,359.30	12,276,000.00	5.47%	4.13%
NR*	46590LAL6	4.727204%	36,828,383.00	36,828,383.00	0.00	27,235.18	0.00	0.00	27,235.18	36,828,383.00	0.00%	0.00%
R	46590LAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			892,799,383.00	673,790,733.56	810,348.62	1,772,141.92	0.00	0.00	2,582,490.54	672,980,384.94

X-A	46590LAV4	1.626723%	700,848,000.00	481,839,350.56	0.00	653,182.67	0.00	0.00	653,182.67	481,029,001.94
X-B	46590LAW2	0.737104%	44,639,000.00	44,639,000.00	0.00	27,419.65	0.00	0.00	27,419.65	44,639,000.00
X-C	46590LAC6	1.250000%	80,352,000.00	80,352,000.00	0.00	83,700.00	0.00	0.00	83,700.00	80,352,000.00
Notional SubTotal			825,839,000.00	606,830,350.56	0.00	764,302.32	0.00	0.00	764,302.32	606,020,001.94

Deal Distribution Total					810,348.62	2,536,444.24	0.00	0.00	3,346,792.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590LAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590LAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A	46590LAS1	967.54530675	0.00000000	2.32315692	0.00000000	0.00000000	0.00000000	0.00000000	2.32315692	967.54530675
A-3B	46590LAA0	967.54530680	0.00000000	2.32315700	0.00000000	0.00000000	0.00000000	0.00000000	2.32315700	967.54530680
A-4	46590LAT9	1,000.00000000	0.00000000	2.61991667	0.00000000	0.00000000	0.00000000	0.00000000	2.61991667	1,000.00000000
A-SB	46590LAU6	383.21929420	16.79722696	0.94342205	0.00000000	0.00000000	0.00000000	0.00000000	17.74064901	366.42206724
A-S	46590LAX0	1,000.00000000	0.00000000	2.90299995	0.00000000	0.00000000	0.00000000	0.00000000	2.90299995	1,000.00000000
B	46590LAY8	1,000.00000000	0.00000000	3.32508322	0.00000000	0.00000000	0.00000000	0.00000000	3.32508322	1,000.00000000
C	46590LAZ5	1,000.00000000	0.00000000	2.89766998	0.00000000	0.00000000	0.00000000	0.00000000	2.89766998	1,000.00000000
D	46590LAE2	1,000.00000000	0.00000000	2.89766979	0.00000000	0.00000000	0.00000000	0.00000000	2.89766979	1,000.00000000
E	46590LAG7	1,000.00000000	0.00000000	3.93933636	0.00000000	0.00000000	0.00000000	0.00000000	3.93933636	1,000.00000000
F	46590LAJ1	1,000.00000000	0.00000000	3.93933692	0.00000000	0.00000000	0.00000000	0.00000000	3.93933692	1,000.00000000
NR	46590LAL6	1,000.00000000	0.00000000	0.73951604	3.19982064	94.10283965	0.00000000	0.00000000	0.73951604	1,000.00000000
R	46590LAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590LAV4	687.50906125	0.00000000	0.93198906	0.00000000	0.00000000	0.00000000	0.00000000	0.93198906	686.35282107
X-B	46590LAW2	1,000.00000000	0.00000000	0.61425323	0.00000000	0.00000000	0.00000000	0.00000000	0.61425323	1,000.00000000
X-C	46590LAC6	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A	05/01/24 - 05/30/24	30	0.00	278,778.83	0.00	278,778.83	0.00	0.00	0.00	278,778.83	0.00
A-3B	05/01/24 - 05/30/24	30	0.00	116,157.85	0.00	116,157.85	0.00	0.00	0.00	116,157.85	0.00
A-4	05/01/24 - 05/30/24	30	0.00	584,191.64	0.00	584,191.64	0.00	0.00	0.00	584,191.64	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	45,513.51	0.00	45,513.51	0.00	0.00	0.00	45,513.51	0.00
X-A	05/01/24 - 05/30/24	30	0.00	653,182.67	0.00	653,182.67	0.00	0.00	0.00	653,182.67	0.00
X-B	05/01/24 - 05/30/24	30	0.00	27,419.65	0.00	27,419.65	0.00	0.00	0.00	27,419.65	0.00
X-C	05/01/24 - 05/30/24	30	0.00	83,700.00	0.00	83,700.00	0.00	0.00	0.00	83,700.00	0.00
A-S	05/01/24 - 05/30/24	30	0.00	220,302.86	0.00	220,302.86	0.00	0.00	0.00	220,302.86	0.00
B	05/01/24 - 05/30/24	30	0.00	148,428.39	0.00	148,428.39	0.00	0.00	0.00	148,428.39	0.00
C	05/01/24 - 05/30/24	30	0.00	106,715.39	0.00	106,715.39	0.00	0.00	0.00	106,715.39	0.00
D	05/01/24 - 05/30/24	30	0.00	126,118.18	0.00	126,118.18	0.00	0.00	0.00	126,118.18	0.00
E	05/01/24 - 05/30/24	30	0.00	70,340.79	0.00	70,340.79	0.00	0.00	0.00	70,340.79	0.00
F	05/01/24 - 05/30/24	30	0.00	48,359.30	0.00	48,359.30	0.00	0.00	0.00	48,359.30	0.00
NR	05/01/24 - 05/30/24	30	3,334,674.79	145,079.39	0.00	145,079.39	117,844.22	0.00	0.00	27,235.18	3,465,655.42
Totals			3,334,674.79	2,654,288.45	0.00	2,654,288.45	117,844.22	0.00	0.00	2,536,444.24	3,465,655.42

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	3,346,792.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,664,552.88	Master Servicing Fee	4,507.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,694.80
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	100.04
ARD Interest	0.00	Operating Advisor Fee	1,216.43
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	535.99
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,664,552.88	Total Fees	10,264.42

Principal		Expenses/Reimbursements
Scheduled Principal	810,348.62	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	105,409.84
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,434.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	810,348.62	Total Expenses/Reimbursements	117,844.22

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,536,444.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	810,348.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,346,792.86
Total Funds Collected	3,474,901.50	Total Funds Distributed	3,474,901.50

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	673,790,733.73	673,790,733.73	Beginning Certificate Balance	673,790,733.56
(-) Scheduled Principal Collections	810,348.62	810,348.62	(-) Principal Distributions	810,348.62
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	672,980,385.11	672,980,385.11	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	676,947,535.14	676,947,535.14	Ending Certificate Balance	672,980,384.94
Ending Actual Collateral Balance	676,245,995.67	676,245,995.67

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.17)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.17)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	56,174,888.20	8.35%	31	4.9498	NAP	Defeased	4	56,174,888.20	8.35%	31	4.9498	NAP
	9,999,999 or less	5	36,360,242.42	5.40%	22	4.9497	1.396244	1.44 or less	8	176,160,602.73	26.18%	15	4.7268	0.959213
10,000,000 to 19,999,999		4	51,401,801.35	7.64%	21	4.8783	1.833785	1.45 to 1.59	4	94,692,606.29	14.07%	20	4.7898	1.529733
20,000,000 to 24,999,999		2	45,407,582.62	6.75%	21	4.7968	1.447356	1.60 to 1.74	1	10,412,607.36	1.55%	21	4.9700	1.741800
25,000,000 to 49,999,999		10	340,302,537.52	50.57%	18	4.6533	1.556344	1.75 to 1.89	2	64,493,851.57	9.58%	23	4.6865	1.871149
	50,000,000 or greater	2	143,333,333.00	21.30%	22	4.0481	2.298202	1.90 to 2.04	1	83,333,333.00	12.38%	23	4.2000	1.979100
	Totals	27	672,980,385.11	100.00%	20	4.5920	1.709962	2.05 to 2.19	2	68,504,175.59	10.18%	21	4.4125	2.107030
								2.20 or greater	5	119,208,320.37	17.71%	20	4.3603	2.582671
								Totals	27	672,980,385.11	100.00%	20	4.5920	1.709962
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	56,174,888.20	8.35%	31	4.9498	NAP
							Defeased	9	56,174,888.20	8.35%	31	4.9498	NAP
California	2	26,265,113.89	3.90%	23	4.9048	1.620898
							Industrial	1	5,710,725.61	0.85%	22	4.8500	2.266600
Connecticut	1	35,989,675.98	5.35%	23	4.6995	1.887900
							Lodging	5	101,104,515.64	15.02%	20	5.1474	1.322732
Florida	1	31,338,923.35	4.66%	19	4.9500	2.316300
							Mixed Use	1	20,554,388.28	3.05%	23	4.9200	1.441500
Kansas	1	12,672,365.85	1.88%	22	4.9200	1.578300
							Multi-Family	8	70,269,447.23	10.44%	20	4.7850	1.245160
Louisiana	1	29,163,355.38	4.33%	19	4.6230	1.529100
							Office	14	243,160,721.30	36.13%	22	4.4925	1.986981
Maryland	1	57,008,351.18	8.47%	22	4.6700	2.084900
							Retail	4	176,005,698.85	26.15%	15	4.1726	1.849746
New Jersey	2	89,908,476.50	13.36%	23	4.2512	1.934205
							Totals	42	672,980,385.11	100.00%	20	4.5920	1.709962
New York	2	90,000,000.00	13.37%	7	3.7870	2.210933

Pennsylvania	1	45,679,756.62	6.79%	23	4.6750	1.418500

Tennessee	2	18,786,554.90	2.79%	21	5.0502	1.667317

Texas	10	98,204,508.67	14.59%	20	5.0086	0.683931

Virginia	1	50,000,000.00	7.43%	20	4.2290	2.122800

Washington	1	12,158,671.41	1.81%	22	5.3000	2.687300

Wisconsin	7	19,629,743.18	2.92%	22	4.9200	1.578300

Totals	42	672,980,385.11	100.00%	20	4.5920	1.709962

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	56,174,888.20	8.35%	31	4.9498	NAP	Defeased	4	56,174,888.20	8.35%	31	4.9498	NAP
	3.99999% or less	2	90,000,000.00	13.37%	7	3.7870	2.210933	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	3	133,333,333.00	19.81%	22	4.2109	2.062654	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.94999%	13	292,367,648.27	43.44%	22	4.7529	1.580362	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.95000% or greater	5	101,104,515.64	15.02%	20	5.1474	1.322732	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	672,980,385.11	100.00%	20	4.5920	1.709962	49 months or greater	23	616,805,496.91	91.65%	19	4.5595	1.734397
								Totals	27	672,980,385.11	100.00%	20	4.5920	1.709962
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	51,568,106.39	7.66%	21	4.9319	NAP	Defeased	3	51,568,106.39	7.66%	21	4.9319	NAP
	60 months or less	23	616,805,496.91	91.65%	19	4.5595	1.734397	Interest Only	5	223,333,333.00	33.19%	16	4.0401	2.122408
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	51,088,663.93	7.59%	22	4.9679	1.611034
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 298 months	15	342,383,499.98	50.88%	21	4.8373	1.499708
	Totals	26	668,373,603.30	99.32%	19	4.5882	1.712570	299 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	26	668,373,603.30	99.32%	19	4.5882	1.712570
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	56,174,888.20	8.35%	31	4.9498	NAP	Defeased	1	4,606,781.81	0.68%	143	5.1500	NAP
Underwriter's Information		2	38,504,175.59	5.72%	21	4.5555	2.023580	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	19	520,650,432.76	77.36%	19	4.4918	1.875456	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	18,830,522.58	2.80%	20	4.9000	0.970000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	38,820,365.98	5.77%	20	5.3060	(0.073500)	Totals	1	4,606,781.81	0.68%	143	5.1500	1.331560
	Totals	27	672,980,385.11	100.00%	20	4.5920	1.709962
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305931001	RT	Lawrenceville	NJ	Actual/360	4.200%	301,388.89	0.00	0.00	N/A	05/01/26	--	83,333,333.00	83,333,333.00	06/01/24
2	656120498	OF	New York	NY	Actual/360	3.837%	198,254.30	0.00	0.00	N/A	02/06/26	--	60,000,000.00	60,000,000.00	06/06/24
3	305931003	OF	Baltimore	MD	Actual/360	4.670%	114,788.29	40,262.57	0.00	N/A	04/06/26	--	28,544,438.16	28,504,175.59	06/06/24
3A	305931031				Actual/360	4.670%	114,788.29	40,262.57	0.00	N/A	04/06/26	--	28,544,438.16	28,504,175.59	06/06/24
5	656100514	RT	Williamsburg	VA	Actual/360	4.229%	145,665.56	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	06/06/24
5A	656100517				Actual/360	4.229%	36,416.39	0.00	0.00	N/A	02/06/26	--	10,000,000.00	10,000,000.00	06/06/24
6	305931006	OF	Philadelphia	PA	Actual/360	4.675%	184,150.69	64,074.70	0.00	N/A	05/01/26	--	45,743,831.32	45,679,756.62	06/01/24
8	305931008	LO	Houston	TX	Actual/360	5.306%	177,699.83	71,660.36	0.00	N/A	02/01/26	--	38,892,026.34	38,820,365.98	10/01/20
9	656120508	OF	Stamford	CT	Actual/360	4.699%	145,912.71	66,716.47	0.00	N/A	05/06/26	--	36,056,392.45	35,989,675.98	06/06/24
10	305931010	Various Various		Various	Actual/360	4.920%	137,194.49	80,540.54	0.00	N/A	04/06/26	--	32,382,649.57	32,302,109.03	06/06/24
11	305570105	LO	Naples	FL	Actual/360	4.950%	133,808.12	53,011.38	0.00	N/A	01/01/26	--	31,391,934.73	31,338,923.35	06/01/24
12	305931012	OF	Kennesaw	GA	Actual/360	4.900%	133,565.14	49,816.86	0.00	N/A	02/01/26	--	31,654,674.85	31,604,857.99	06/01/24
13	305931013	MF	Harvey	LA	Actual/360	4.623%	116,265.40	42,330.28	0.00	N/A	01/01/26	--	29,205,685.66	29,163,355.38	06/01/24
14	305811001	RT	West Nyack	NY	Actual/360	3.687%	95,239.62	0.00	0.00	N/A	10/09/22	--	30,000,000.00	30,000,000.00	08/09/23
16	656110508	OF	Frisco	TX	Actual/360	4.695%	100,657.12	43,958.99	0.00	N/A	01/01/26	--	24,897,153.33	24,853,194.34	06/01/24
18	656120509	MU	Santa Ana	CA	Actual/360	4.920%	87,226.38	34,056.63	0.00	N/A	05/06/26	--	20,588,444.91	20,554,388.28	06/06/24
19	305931019	MF	Kingsville	TX	Actual/360	4.900%	79,611.09	37,148.79	0.00	N/A	02/01/26	--	18,867,671.37	18,830,522.58	11/01/23
20	305931020	SS	Various	Various	Actual/360	5.000%	55,884.50	24,638.74	0.00	N/A	03/01/26	--	12,979,625.27	12,954,986.53	06/01/24
21	305931021	LO	SeaTac	WA	Actual/360	5.300%	55,591.92	22,150.73	0.00	N/A	04/01/26	--	12,180,822.14	12,158,671.41	06/01/24
22	305931022	LO	Murfreesboro	TN	Actual/360	4.970%	44,696.05	31,073.60	0.00	N/A	03/06/26	--	10,443,680.96	10,412,607.36	06/06/24
23	305931023	LO	Nashville	TN	Actual/360	5.150%	37,244.63	24,465.08	0.00	N/A	03/01/26	--	8,398,412.62	8,373,947.54	06/01/24
24	305931024	MF	Brownsville	TX	Actual/360	4.900%	35,420.50	16,404.96	0.00	N/A	03/01/26	--	8,394,589.42	8,378,184.46	06/01/24
25	305931025	MF	Houston	TX	Actual/360	4.900%	30,955.52	14,156.25	0.00	N/A	05/01/26	--	7,336,397.56	7,322,241.31	06/01/24
26	305931026	LO	Lehi	UT	Actual/360	4.950%	29,930.00	13,438.81	0.00	N/A	05/06/26	--	7,021,700.68	7,008,261.87	06/06/24
28	305931028	MF	East Orange	NJ	Actual/360	4.900%	27,786.32	10,160.64	0.00	N/A	05/01/26	--	6,585,304.14	6,575,143.50	06/01/24
29	305931029	SS	Monterey	CA	Actual/360	5.150%	20,528.43	22,240.86	0.00	N/A	05/06/36	--	4,629,022.67	4,606,781.81	06/06/24
30	305931030	IN	Oakland	CA	Actual/360	4.850%	23,882.70	7,778.81	0.00	N/A	04/06/26	--	5,718,504.42	5,710,725.61	06/06/24
Totals							2,664,552.88	810,348.62	0.00				673,790,733.73	672,980,385.11
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,282,956.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	65,086,759.76	32,584,392.38	07/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,424,432.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	17,987,513.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,328,004.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	45,734.00	01/01/21	06/30/21	06/12/24	18,174,762.67	2,346,959.63	165,956.88	8,617,375.33	447,332.63	0.00
9	10,227,063.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,379,177.96	1,157,412.15	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	27,464,243.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,350,665.02	762,039.74	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	10,785.58	0.00
14	26,330,210.00	25,577,124.00	04/01/23	03/31/24	06/12/24	7,077,761.46	373,980.28	72,522.30	629,292.57	0.00	0.00
16	5,292,191.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,164,547.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,408,502.84	717,383.10	01/01/22	06/30/22	--	0.00	0.00	116,546.39	816,757.58	155,096.69	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	2,740,493.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,860,409.35	1,768,201.95	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,305,303.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	752,730.24	779,109.31	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	422,567.27	07/10/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	455,806.40	157,521.40	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	820,167.00	670,294.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	206,661,177.56	64,641,779.30				25,252,524.13	2,720,939.91	355,025.57	10,063,425.48	613,214.90	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	0	0.00	0	0.00	2	57,650,888.56	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.592045%	4.541796%	20
05/17/24	0	0.00	0	0.00	2	57,759,697.71	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.592404%	4.542151%	21
04/17/24	0	0.00	0	0.00	2	57,876,305.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.592786%	4.542529%	22
03/15/24	0	0.00	0	0.00	2	57,984,115.48	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.593141%	4.542879%	23
02/16/24	0	0.00	1	18,985,871.67	1	39,122,203.27	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.593543%	4.543277%	24
01/18/24	1	19,022,367.73	0	0.00	1	39,192,490.79	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.593892%	4.543622%	25
12/15/23	0	0.00	0	0.00	1	39,262,458.63	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594239%	4.543965%	26
11/17/23	0	0.00	0	0.00	1	39,337,879.83	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594609%	4.544331%	27
10/17/23	0	0.00	0	0.00	1	39,407,186.40	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594951%	4.544669%	28
09/15/23	0	0.00	0	0.00	1	39,481,970.48	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595316%	4.545030%	29
08/17/23	0	0.00	0	0.00	1	39,550,621.68	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595654%	4.545364%	30
07/17/23	0	0.00	0	0.00	1	39,618,960.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595989%	4.545695%	31
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	305931008	10/01/20	43	6	165,956.88	8,617,375.33	930,059.12	41,819,010.21	06/11/20	13
14	305811001	08/09/23	9	5	72,522.30	629,292.57	0.00	30,000,000.00	09/27/22	2		02/10/23
19	305931019	11/01/23	6	6	116,546.39	816,757.58	195,636.60	19,097,488.91	10/31/22	13
Totals					355,025.57	10,063,425.48	1,125,695.72	90,916,499.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		30,000,000	0	0		30,000,000
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		638,373,603	580,722,715	57,650,889		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,606,782	4,606,782	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	672,980,385	585,329,497	0	0	57,650,889	30,000,000
May-24	673,790,734	586,031,036	0	0	57,759,698	30,000,000
Apr-24	674,658,437	586,782,132	0	0	57,876,305	30,000,000
Mar-24	675,461,749	587,477,633	0	0	57,984,115	30,000,000
Feb-24	676,383,664	588,275,590	0	18,985,872	39,122,203	30,000,000
Jan-24	677,179,743	588,964,885	19,022,368	0	39,192,491	30,000,000
Dec-23	677,972,484	608,710,025	0	0	39,262,459	30,000,000
Nov-23	678,823,216	609,485,336	0	0	39,337,880	30,000,000
Oct-23	679,609,065	610,201,878	0	0	39,407,186	30,000,000
Sep-23	680,453,155	610,971,185	0	0	39,481,970	30,000,000
Aug-23	681,232,170	611,681,548	0	0	39,550,622	30,000,000
Jul-23	682,007,918	612,388,957	0	0	69,618,961	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	305931008	38,820,365.98	41,819,010.21	37,300,000.00	05/06/24	(110,023.00)	(0.07350)	06/30/21	02/01/26	259
14	305811001	30,000,000.00	30,000,000.00	209,000,000.00	09/08/23	23,318,814.00	1.15000	03/31/24	10/09/22	I/O
19	305931019	18,830,522.58	19,097,488.91	25,200,000.00	11/03/23	679,583.10	0.97000	06/30/22	02/01/26	259
Totals		87,650,888.56	90,916,499.12	271,500,000.00		23,888,374.10

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	305931008	LO	TX	06/11/20	13

5/22/2024 - Loan transferred to special servicing 6/11/20 following servicer's receipt of imminent default notice from borrower. Property was experiencing monthly operating shortfalls and Borrower was not willing to fund going forward. Upon transfe r to SS, Borrower consented to appointment of a receiver and the agreed order was entered by the court on 7/7/20. Special Servicer is working with the Receiver to monitor market conditions before moving forward with a Receivership sale. The Hotel's per formance is in-line with their Comp Set. The April STR shows YTD Occupancy of 73.6% (103.8 STR Index), ADR of $121.61 (94.9 STR Index), and RevPAR of $89.47 (98.5 STR Index) compared to the Comp Set that is reporting YTD Occupancy of 70.9%, ADR of $128.10, and RevPAR of $90.80. Immediate capital needs are being addressed prior to recommendation on disposition strategy and timing.

14	305811001	RT	NY	09/27/22	2

The Loan transferred for imminent maturity default due to the 10/9/22 maturity date. SS team engaged in discussions with Borrower and signed a PNL. Third party reports have been engaged. A 30-day forbearance agreement was entered into as part of th e initial discussions, but expired as of 11/8/22. Notices of Default and Purchase Option Event for the Mezz Lenders were sent on 11/9/22. Borrower has neither submitted a proposal acceptable to Lender nor repaid the debt. On

2/10/2023 the foreclosure complaint was filed. On 4/14/23 borr filed their response to the foreclosure complaint asserting, among other things, impossibility/frustration of purposes due to COVID as a defense. On 5/25/23 SS' counsel filed a motion for summary judgment with the court which was denied on 4/22/24. On 5/21/24, SS filed a motion for the appointment of a receiver and a status conference has been scheduled for 6/13/24.

19	305931019	MF	TX	10/31/22	13

5/22/2024 - Loan transferred to Special Servicing on 10-31-2022 due to Imminent Monetary Default. The property was suffering from lower occupancy due to declining enrollment at Texas A&M-Kingsville and higher than expected non-

controllable operating expenses. A receiver was appointed on 8/17/2023 to manage and stabilize the property. The receiver is currently focused on pre-leasing the property for the 2024/2025 school year. Pre-leasing percentages for the

2024/2025 school year are currently above last year's pre-leasing levels. Student enrollment has increased nearly 8 percent in 2023 marking the first positive enrollment in 7 years. The property is restricted to only leasing to Junior and Senior level students and is highly dependent on student enrollment at the Texas A&M University Kingsville campus. The property is a 198-unit 3-story student housing complex.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	656100493	8,000,000.00	4.96000%	8,000,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7A	656120483	10,400,000.00	4.96000%	10,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7B	656100484	26,400,000.00	4.96000%	26,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
14	305811001	30,000,000.00	3.68669%	30,000,000.00	3.68669%	10	06/19/20	04/09/20	10/13/20
26	305931026	7,617,607.45	4.95000%	7,605,661.27	4.95000%	10	06/06/20	06/06/20	07/13/20
Totals		82,417,607.45		82,405,661.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	305931027 03/17/23	7,061,717.90	7,075,000.00	8,280,710.96	1,218,993.06	8,280,710.96	7,061,717.90	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,061,717.90	7,075,000.00	8,280,710.96	1,218,993.06	8,280,710.96	7,061,717.90	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	305931027	03/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	8,372.59	0.00	0.00	82,963.25	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	22,446.59	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	4,061.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,434.38	0.00	0.00	105,409.84	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		117,844.22

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Supplemental Notes
Revision for May 2023
Deal was revised due to servicer reporting an updated appraisal reduction amount for loan 19
Revision for March and April 2023
Deal was revised due to the servicer reporting an updated appraisal reduction amount for loan 19.

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